Amount Due from / to Related Parties and Shareholders - Schedule of Consolidated Statement of Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Statement of Comprehensive Income [Abstract]
Interest on convertible notes (note 25)	$ (4,897,486)	$ (47,667)
Content recharge from Gulf DTH FZ LLC (cost of revenue)	(85,087,417)	(62,899,210)
Marketing recharge from Gulf DTH FZ LLC (selling and marketing expenses)	(531,302)	(371,296)
Shared resources recharge from Gulf DTH FZ LLC (general and administrative expenses)	(2,445,009)	(1,789,558)
Revenue from Gulf DTH FZ LLC (revenue)	4,928,557	9,252,067
Shared resources Recharge to Gulf DTH FZ LLC (general and administrative expenses)	298,133	244,598
Revenues from Emirates Integrated Telecommunications Company PJSC and Etihad Etisalat Company PJSC		1,804,473
Fees paid to Emirates Integrated Telecommunications Company PJSC and Etihad Etisalat Company PJSC (cost of revenue)		$ (308,343)